SCHEDULE OF CONTRACT LIABILITIES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Customer deposit		$ 54,410
Total Contract Liabilities		$ 54,410